SHARE CAPITAL (Details Narrative) - CAD ($)			12 Months Ended
	Feb. 12, 2021	Jan. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				3,480,000
Warrants issued, fair value			$ 1,653,737
Proceeds from exercise of options			125,657	5,250	20,701
Proceeds from private placement and issued			$ 2,404,000	626,000	$ 637,070
Weighted average remaining life of stock options outstanding			2 years 8 months 23 days		5 years
Share based compensation			$ 495,791	$ 130,219	$ 86,420
Weighted average remaining life of warrants outstanding			2 months 1 day
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining life of stock options outstanding			5 years	5 years
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			10.00%
Stock option vest term			10 years
Incentive share purchase option plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			25.00%
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				1,900,000
Proceeds from private placement and issued				$ 47,500
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued			275,000
Proceeds from private placement and issued			$ 38,500
Issued share captial 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued			10,058,660	6,260,000
Warrants issued, fair value			$ 1,653,737	$ 9,833
Proceeds from private placement and issued				$ 626,000
Par value per share				$ 0.10
Finders fee				$ 22,500
Finders warrant issued				225,000
Issued share captial 1 [member] | HealthTab [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued					1,111,110
Proceeds from private placement and issued					$ 100,000
Issued share captial 1 [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.15
Issued share captial 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued			1,666,020	5,477,965	73,928
Proceeds from exercise of options			$ 125,657		$ 20,701
Proceeds from private placement and issued				$ 136,949
Issued share captial 2 [member] | Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				1,900,000
Proceeds from private placement and issued				$ 47,500
Issued share captial 2 [member] | Share capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options					$ 19,108
Issued share captial 3 [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued			275,000	105,000	125,081
Proceeds from exercise of options				$ 5,250
Proceeds from private placement and issued			$ 38,500		$ 11,167
Issued share captial 3 [member] | Share capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options				$ 1,422
Issued share captial 4 [Member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued	7,000,000				4,206,435
Warrants issued, fair value	$ 39,206
Proceeds from private placement and issued	$ 1,540,000				$ 294,450
Par value per share	$ 0.22				$ 0.07
Finders fee	$ 56,320
Finders warrant issued	256,000
Issued share captial 4 [Member] | HealthTab [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				2,000,000
Proceeds from private placement and issued				$ 100,000
Issued share captial 4 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.30
Issued share captial 5 [Member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued		8,740,000			6,852,400
Warrants issued, fair value		$ 100,419
Proceeds from private placement and issued		$ 874,000			$ 342,620
Par value per share		$ 0.10			$ 0.05
Finders fee		$ 27,800
Finders warrant issued		278,000
Issued share captial 5 [Member] | Loan agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				3,480,000
Proceeds from private placement and issued				$ 52,200
Issued share captial 5 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.15			$ 0.15
Fair value of common share					$ 171,310
Issued share captial 5 [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Fair value of common share					$ 171,310